Schedule III-Real Estate Assets and Accumulated Depreciation and Amortization (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Real Estate [Line Items]
Aggregate cost of real estate for federal income tax purposes (unaudited)		$ 232,900,000
Tenant Improvement
Real Estate [Line Items]
Useful Life ( in years)	15 years
Building Improvements
Real Estate [Line Items]
Useful Life ( in years)	15 years
Minimum | Building
Real Estate [Line Items]
Useful Life ( in years)	29 years
Maximum | Building
Real Estate [Line Items]
Useful Life ( in years)	48 years
Maximum | Tenant Improvement
Real Estate [Line Items]
Useful Life ( in years)	15 years